Other Borrowed Funds	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
OTHER BORROWED FUNDS
OTHER BORROWED FUNDS

12. OTHER BORROWED FUNDS

        Other borrowed funds as of the dates indicated were as follows:

	March 31, 2015	December 31, 2014
	(Dollars in thousands)
FHLB advances	$7,323	$47,586
Repurchase agreements	13,012	4,605

Total	$20,335	$52,191

        FHLB Advances—Green has an available borrowing arrangement with the FHLB, which allows Green to borrow on a collateralized basis. At March 31, 2015 and December 31, 2014, total borrowing capacity of $483.8 million and $367.2 million, respectively, was available under this arrangement. At March 31, 2015 and December 31, 2014, $7.3 million and $47.6 million was outstanding, respectively, with an average interest rate of 0.83% and 0.25%, respectively. All of Green's FHLB advances mature within eight years. These borrowings are collateralized by a blanket lien on certain real estate loans. The total borrowing capacity increased due to loan portfolio growth. Green utilizes these borrowings to meet liquidity needs and to fund certain fixed rate loans in its loan portfolio.

        Dallas Federal Reserve—Green has an available borrower in custody arrangement with the Dallas Federal Reserve, which allows Green to borrow, on a collateralized basis. Certain commercial and consumer loans are pledged under this arrangement. Green maintains this borrowing arrangement to meet liquidity needs pursuant to its contingency funding plan. At March 31, 2015 and December 31, 2014, $367.0 million and $377.3 million, respectively, were available under this arrangement and no borrowings were outstanding. The available capacity decreased due to changes in collateral margins for Fed discount window lending.

        Securities Sold Under Agreements to Repurchase—Securities sold under agreements to repurchase represent the purchase of interests in securities by banking customers. Securities sold under agreements to repurchase are stated at the amount of cash received in connection with the transaction. Repurchase agreements with banking customers are settled on the following business day. All securities sold under agreements to repurchase are collateralized by pledged securities. The securities underlying the repurchase agreements are held in safekeeping by Green Bank's safekeeping agent.

        Federal Funds Purchased—Green has available federal funds lines of credit with its correspondent banks. As of March 31, 2015 and December 31, 2014, there were no federal funds purchased outstanding.

11. OTHER BORROWED FUNDS

        Other borrowed funds as of the dates indicated were as follows:

	December 31,
	2014	2013
	(Dollars in thousands)
FHLB advances	$47,586	$46,858
Repurchase agreements	4,605	2,583

Total	$52,191	$49,441

        FHLB Advances—Green has an available borrowing arrangement with the FHLB, which allows Green to borrow on a collateralized basis. At December 31, 2014 and 2013, total borrowing capacity of $367.2 million and $301.0 million, respectively, was available under this arrangement and $47.6 million and $46.9 million, respectively, was outstanding with an average interest rate of 0.25% and 0.32% respectively. Green's FHLB advances at December 31, 2014 mature within eight years. Green's FHLB advances at December 31, 2013 mature within one year. These borrowings are collateralized by a blanket lien on certain real estate loans. The total borrowing capacity increased due to loan portfolio growth. Green utilizes these borrowings to meet liquidity needs and to fund certain fixed rate loans in its loan portfolio.

        Dallas Federal Reserve—Green has an available borrower in custody arrangement with the Dallas Federal Reserve, which allows Green to borrow, on a collateralized basis. Certain commercial and consumer loans are pledged under this arrangement. Green maintains this borrowing arrangement to meet liquidity needs pursuant to its contingency funding plan. At December 31, 2014 and 2013, $377.3 million and $288.6 million, respectively, were available under this arrangement and no borrowings were outstanding. The available capacity increased due to changes in collateral margins for Fed discount window lending.

        Securities Sold Under Agreements to Repurchase—Securities sold under agreements to repurchase represent the purchase of interests in securities by banking customers. Securities sold under agreements to repurchase are stated at the amount of cash received in connection with the transaction. Repurchase agreements with banking customers are settled on the following business day. All securities sold under agreements to repurchase are collateralized by pledged securities. The securities underlying the repurchase agreements are held in safekeeping by Green Bank's safekeeping agent.

        Federal Funds Purchased—Green has available federal funds lines of credit with its correspondent banks. As of December 31, 2014 and 2013, there were no federal funds purchased outstanding.